Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (5,082)	$ (5,319)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	466	532
Stock-based compensation expense	562	499
Provision for bad debt expenses	20	16
Amortization of debt discount	108	5
Loss on disposal of fixed assets	9	6
Changes in assets and liabilities:
Accounts receivable	(258)	198
Inventories	(408)	(465)
Prepaid expenses and other current assets	(58)	(37)
Other assets		10
Accounts payable	847	(215)
Accrued expenses	216	169
Accrued compensation	(125)	(8)
Deferred revenue	28	67
Net cash used in operating activities	(3,675)	(4,542)
Cash flows from investing activities:
Purchases of property and equipment	(47)	(53)
Proceeds from disposal of fixed assets		3
Net cash used in investing activities	(47)	(50)
Cash flows from financing activities:
Proceeds from issuance of convertible debt—related party	4,000	5,000
Proceeds from exercise of stock options	62
Common stock repurchased	(7)	(28)
Payments of capital leases	(22)	(46)
Net cash provided by financing activities	4,033	4,926
Net increase in cash and cash equivalents	311	334
Cash and cash equivalents at beginning of period	1,237	788
Cash and cash equivalents at end of period	1,548	1,122
Cash paid during the period for:
Interest	1	11
Income taxes		11
Non-cash financing activities:
Net transfers of inventory to fixed assets for use as demonstration equipment	$ 288	$ 229